Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Date of Incorporation	Dec. 13, 2006
Number of vessels owned	108
Combined carrying capacity
Property, Plant and Equipment [Line Items]
DWT	12,244,681
Minimum
Property, Plant and Equipment [Line Items]
DWT	52,000
Maximum
Property, Plant and Equipment [Line Items]
DWT	209,000